RELATED PARTIES' TRANSACTIONS (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Sales of goods and services	$ 53	$ 44	$ 64
Purchases of goods and services	(179)	(118)	(267)
Fees and compensation for services	(1)	(1)	(1)
Other operating expenses and income	(2)	(2)	(2)
Finance income	1	2	2
Dividends received	9		10
Dividends distribution		(1)
OCP One [Member]
IfrsStatementLineItems [Line Items]
Finance income
Dividends received	9		10
Dividends distribution
EMESA [Member]
IfrsStatementLineItems [Line Items]
Finance income
Dividends received
Dividends distribution		(1)
CTB [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	2	2	2
Purchases of goods and services
Fees and compensation for services
Other operating expenses and income
Refinor [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services			11
Purchases of goods and services			(11)
Fees and compensation for services
Other operating expenses and income
TGS [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	51	42	51
Purchases of goods and services	(76)	(53)	(53)
Fees and compensation for services
Other operating expenses and income
Finance income	1	2	2
Dividends received
Dividends distribution
Fundacion [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services
Purchases of goods and services
Fees and compensation for services
Other operating expenses and income	(2)	(2)	(2)
SACDE [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services
Purchases of goods and services	(103)	(65)	(203)
Fees and compensation for services
Other operating expenses and income
Salaverri Dellatorre Burgio And Wetzler [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services
Purchases of goods and services
Fees and compensation for services	(1)	(1)	(1)
Other operating expenses and income